Commitments	12 Months Ended
May 31, 2012
Commitments
19.	COMMITMENTS

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2012:

Continuing operations
US$

Years ending May 31:
2013	106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816

468,371

Rent expense for the years ended May 31, 2010, 2011 and 2012 related to all cancelable and non-cancelable leases were US$46,856, US$73,509 and US$107,384, respectively.

Capital commitments

As of May 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,266
Capital commitment for leasehold improvements	5,199

6,465